Schedule of movement of the aggregate valuation allowances for deferred tax assets (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning Balance		¥ (136,592)	¥ (116,863)	¥ (108,601)
Deferred Tax Assets Valuation Allowance Current Year Movement	[1]	(1,681)	(19,729)	(8,262)
Ending Balance		¥ (138,273)	¥ (136,592)	¥ (116,863)

[1]	The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.